Note 6 - Premises and Equipment (Tables)	6 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	At December 31,	At June 30,
	2014	2014	2013
	(In thousands)

Land	$1,937	$1,937	$1,937
Buildings and improvements	8,477	8,477	8,469
Leasehold improvements	1,769	1,767	1,787
Furnishings and equipment	1,868	1,835	1,887
Assets being developed for future use	7	15	3

	14,058	14,031	14,083
Accumulated depreciation and amortization	(5,760)	(5,545)	(5,201)

	$8,298	$8,486	$8,882